SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 1,072,018	$ 1,097,279
Capitalized software development costs	1,941,718	1,475,691
Intangible assets, gross	3,013,736	2,572,970
Less: accumulated amortization	(1,016,913)	(656,608)
Intangible assets, net	$ 1,996,823	$ 1,916,362